Segments - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Gains (losses) on disposals of non-current assets	€ 117	€ (123)	€ 1
Receivable related to the insolvency of a financial institution	79
Kotak Mahindra Bank [member]
Disclosure of operating segments [line items]
Gains (losses) on disposals of non-current assets	€ 119